Accounts Receivable - Trade (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following at September 30, 2018 and December 31, 2017:

	2018	2017

Accounts receivable - trade	$7,731,766	$3,846,724
Allowance for doubtful accounts	(254,094)	(200,874)
Allowance for sales returns and volume rebates	(851,692)	(555,918)

Accounts receivable - trade, net of allowances	$6,625,980	$3,089,932

Accounts receivable consisted of the following at December 31, 2017 and 2016:

	2017	2016

Accounts receivable - trade	$3,846,724	$3,562,832
Allowance for doubtful accounts	(200,874)	(453,059)
Allowance for sales returns and volume rebates	(555,918)	(165,819)

Accounts receivable - trade, net of allowances	$3,089,932	$2,943,954